UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08227

DWS Investors Funds, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of May 31, 2006 (Unaudited)

DWS Japan Equity Fund

(formerly Scudder Japanese Equity Fund)

	Shares	Value ($)

Common Stocks 96.1%
Consumer Discretionary 21.7%
Auto Components 5.9%
Aisin Seiki Co., Ltd.	80,700	2,789,806
Bridgestone Corp.	98,900	2,039,351
Denso Corp.	125,800	4,408,858
NHK Spring Co., Ltd.	90,000	1,045,725
Stanley Electric Co., Ltd.	121,600	2,652,026

		12,935,766
Automobiles 6.0%
Mazda Motor Corp.	335,000	2,024,562
Nissan Motor Co., Ltd.	139,000	1,685,199
Toyota Motor Corp.	100,500	5,388,266
Yamaha Motor Co., Ltd.	152,500	4,111,266

		13,209,293
Household Durables 4.3%
Juki Corp.	342,000	1,579,179
Makita Corp.	116,600	3,650,398
Matsushita Electric Industrial Co., Ltd.	189,000	4,113,232

		9,342,809
Media 1.6%
Daiichikosho Co., Ltd.	132,900	3,399,059
Specialty Retail 3.9%
Daiki Co., Ltd.	135,300	1,650,443
Homac Corp.	83,700	1,428,512
NAFCO Co., Ltd.	52,900	1,562,973
USS Co., Ltd.	32,410	2,243,837
Xebio Co., Ltd.	49,400	1,759,270

		8,645,035
Consumer Staples 1.3%
Food & Staples Retailing
Seven & I Holdings Co., Ltd.	82,300	2,869,427
Energy 1.7%
Oil, Gas & Consumable Fuels
Nippon Mining Holdings, Inc.	422,500	3,735,069
Financials 19.0%
Banks 11.1%
Mitsubishi UFJ Financial Group, Inc.	553	7,602,548
Mizuho Financial Group, Inc.	900	7,366,058
Sumitomo Mitsui Finance Group, Inc.	624	6,389,681
The Sumitomo Trust & Banking Co., Ltd.	300,000	2,908,310

		24,266,597

Capital Markets 1.0%
SBI Holdings, Inc.	4,705	2,158,554
Consumer Finance 1.0%
Central Finance Co., Ltd.	247,000	2,258,170
Diversified Financial Services 2.3%
Nomura Holdings, Inc.	253,700	5,008,249
Real Estate 3.6%
Kenedix, Inc.	743	3,673,231
Mitsui Fudosan Co., Ltd.	205,000	4,256,914

		7,930,145
Health Care 1.3%
Pharmaceuticals
Astellas Pharma, Inc.	72,600	2,880,895
Industrials 21.4%
Commercial Services & Supplies 4.2%
ARRK Corp.	38,200	1,140,321
Asahi Pretec Corp.	68,600	2,192,478
Fullcast Co., Ltd.	754	2,764,796
Toppan Printing Co., Ltd.	239,000	3,004,250

		9,101,845
Construction & Engineering 2.7%
Kajima Corp.	432,000	2,137,599
Obayashi Corp.	546,000	3,884,465

		6,022,064
Machinery 6.6%
FANUC Ltd.	23,200	2,071,968
Hitachi Construction Machinery Co., Ltd.	73,100	1,789,916
Komatsu, Ltd.	266,000	5,399,151
Kubota Corp.	286,000	2,694,607
SMC Corp.	17,900	2,510,200

		14,465,842
Road & Rail 2.4%
East Japan Railway Co.	518	3,719,840
Hamakyorex Co., Ltd	44,700	1,615,812

		5,335,652
Trading Companies & Distributors 5.5%
Mitsubishi Corp.	281,900	6,029,339
Sumitomo Corp.	303,000	3,983,070
UFJ Central Leasing Co., Ltd.	37,400	2,135,246

		12,147,655
Information Technology 13.4%
Electronic Equipment & Instruments 6.9%
Casio Computer Co., Ltd.	48,700	838,577
Dainippon Screen Manufacturing Co., Ltd.	365,000	3,615,177
Hoya Corp.	95,000	3,664,151
Keyence Corp.	7,820	2,005,855
Nidec Corp.	33,300	2,512,732
Nippon Electric Glass Co., Ltd.	118,000	2,576,174

		15,212,666
Internet Software & Services 1.2%
Access Co., Ltd.*	336	2,562,901

Office Electronics 2.5%
Canon, Inc.	77,600	5,407,283
Semiconductors & Semiconductor Equipment 2.8%
Japan Electronics Materials Corp.	53,300	1,334,361
Micronics Japan Co., Ltd.	30,200	1,548,080
ULVAC, Inc,	76,000	3,264,854

		6,147,295
Materials 13.6%
Chemicals 7.1%
Hitachi Chemical Co., Ltd.	101,100	2,768,421
JSR Corp.	81,400	2,152,037
Nippon Shokubai Co., Ltd.	498,000	6,267,150
Tosoh Corp.	513,000	2,225,550
Ube Industries Ltd.	689,000	2,142,109

		15,555,267
Metals & Mining 6.5%
Dowa Mining Co., Ltd.	239,000	2,180,226
Godo Steel Ltd.	244,000	1,475,199
Hitachi Metals Ltd.	327,000	3,369,570
JFE Holdings, Inc.	167,000	7,232,258

		14,257,253
Telecommunication Services 2.7%
Wireless Telecommunication Services
KDDI Corp.	463	2,928,789
NTT DoCoMo, Inc.	1,915	3,108,571

		6,037,360

Total Common Stocks (Cost $191,501,049)		210,892,151
Cash Equivalents 3.1%
Cash Management QP Trust, 5.01% (a) (Cost $6,764,040)	6,764,040	6,764,040
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 198,265,089)	99.2	217,656,191
Other Assets and Liabilities, Net	0.8	1,730,753

Net Assets	100.0	219,386,944

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Japan Equity Fund, a series of DWS Investors Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Japan Equity Fund, a series of DWS Investors Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 July 24, 2006